Share-Based Compensation - Schedule of Status of the Company's Restricted Share Units (RSUs) (Details) - Restricted Stock Units - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Quantity
Non-vested at beginning of period (in shares)	18,277	0
Granted (in shares)	23,151	18,277
Vested (in shares)	6,092	0
Forfeited (in shares)	0	0
Non-vested at end of period (in shares)	35,336	18,277
Weighted-Average Grant Date Fair Value Per share
Non-vested at beginning of period (in shares) (in dollars per share)	$ 20.63	$ 0
Granted (in dollars per share)	24.68	20.63
Vested (in dollars per share)	23.81	0
Forfeited (in dollars per share)	0	0
Non-vested at end of period (in dollars per share)	$ 22.84	$ 20.63